Earnings per share - Narrative (Details)	6 Months Ended
	Jun. 30, 2022 shares	Jun. 30, 2023 shares	Dec. 31, 2022 shares
Convertible Senior Notes Due 2022 and Due 2025
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	7,225,427
Convertible Senior Notes Due 2022
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share (in shares)	1,903,663
Restricted stock
Earnings per share [line items]
Number of shares outstanding and non-vested (in shares)	3,559,109	4,142,266	2,705,989